Other long-term liabilities and deferred credits (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Long-term Liabilities
Advances in aid of construction (a)	CAD 92,285	CAD 81,104
Asset retirement obligations (c)	17,799	13,884
Customer deposits (d)	15,074	11,713
Deferred income (e)	13,682	13,132
Deferred credits (f)	24,110	19,130
Other	25,277	17,503
Other Liabilities	259,756	226,538
Less current portion	36,621	49,303
Other long-term liabilities	223,135	177,235
Transfers from advances in aid of construction to contributions in aid of construction	4,637	4,608
Estimated environmental remediation costs	78,495	72,594
Estimated environmental remediation costs, net	71,529	70,072	CAD 69,555
Accrual for environmental loss contingencies to be incurred over next three years	CAD 46,929
Accrual for environmental loss contingencies, payment period	29 years
Amount of regulatory assets	CAD 245,315	247,272
Additional asset retirement obligation recorded	506	2,570
Accretion expense	854	527
Deferred tax credit	CAD 3,350	19,130
Minimum
Other Long-term Liabilities
Other liability repayment period	10 years
Accrual environmental cost	2.50%
Maximum
Other Long-term Liabilities
Other liability repayment period	20 years
Accrual environmental cost	4.20%
Environmental costs
Other Long-term Liabilities
Regulatory asset, expenditure recovery provided by regulator, time period	7 years
Amount of regulatory assets	CAD 116,747	CAD 102,735